TSC Distributors, LLC
                            10 High Street, Suite 701
                                Boston, MA 02110



                                  May 18, 2015




Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                           TSC UITS 12
                       (File No. 333-202972) (CIK 1635828)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on May 15, 2015.

                                Very truly yours,

                                TSC UITS 12

                                By:  TSC DISTRIBUTORS, LLC


                                By     /s/ TINA K. SINGH
                                  -----------------------------
                                         Tina K. Singh
                                    Chief Executive Officer








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